Securities (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Unrealized Gains and Losses On Securities at Fair Value Through Other Comprehensive Income
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2022				October 31, 2021
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	8,472	25	84	8,413	13,087	62	84	13,065
Canadian provincial and municipal governments	2,286	19	21	2,284	2,973	29	15	2,987
U.S. federal government	10,388	92	235	10,245	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,751	52	16	3,787	4,034	85	5	4,114
Other governments	6,624	35	49	6,610	6,476	55	29	6,502
National Housing Act (NHA) mortgage-backed securities (MBS)	715	2	3	714	1,122	6	3	1,125
U.S. agency MBS and collateralized mortgage obligations	7,518	57	26	7,549	10,894	151	34	11,011
Corporate debt	3,339	20	41	3,318	3,147	34	20	3,161
Corporate equity	120	31	-	151	103	29	-	132
Total	43,213	333	475	43,071	62,877	733	487	63,123
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2022	January 31, 2021
FVOCI - Debt	96	131
Amortized cost	172	106
Total	268	237

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2022	January 31, 2021
FVTPL securities	102	90
FVOCI securities - realized gains (losses) (1)	36	13
Impairment losses	-	(1)
Securities gains other than trading	138	102

(1)	Gains (losses) are net of (losses) gains on hedge contracts.